Fair value Measurements - Fair Values of Financial Assets and Liabilities, Including Derivative Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	$ 171,117	$ 177,953
Total interest-bearing liabilities	166,071	171,152
Fair Value [Member] | Floor Income Contracts [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Derivative financial instruments	(2,154)	(2,544)
Fair Value [Member] | Interest Rate Swaps [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Derivative financial instruments	1,337	1,463
Fair Value [Member] | Cross-Currency Interest Rate Swaps [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Derivative financial instruments	1,099	1,116
Fair Value [Member] | Other [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Derivative financial instruments	4	1
Fair Value [Member] | Short-Term Borrowings [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total interest-bearing liabilities	19,861	29,547
Fair Value [Member] | Long-Term Borrowings [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total interest-bearing liabilities	146,210	141,605
Fair Value [Member] | FFELP Loans [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	125,042	134,196
Fair Value [Member] | Private Education Loans, Net [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	36,081	33,968
Fair Value [Member] | Cash and Investments [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	9,994	9,789
Carrying Value [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	172,540	184,209
Total interest-bearing liabilities	172,257	183,966
Carrying Value [Member] | Floor Income Contracts [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Derivative financial instruments	(2,154)	(2,544)
Carrying Value [Member] | Interest Rate Swaps [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Derivative financial instruments	1,337	1,463
Carrying Value [Member] | Cross-Currency Interest Rate Swaps [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Derivative financial instruments	1,099	1,116
Carrying Value [Member] | Other [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Derivative financial instruments	4	1
Carrying Value [Member] | Short-Term Borrowings [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total interest-bearing liabilities	19,856	29,573
Carrying Value [Member] | Long-Term Borrowings [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total interest-bearing liabilities	152,401	154,393
Carrying Value [Member] | FFELP Loans [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	125,612	138,130
Carrying Value [Member] | Private Education Loans, Net [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	36,934	36,290
Carrying Value [Member] | Cash and Investments [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	9,994	9,789
Difference [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	(1,423)	(6,256)
Total interest-bearing liabilities	6,186	12,814
Excess of net asset fair value over carrying value	4,763	6,558
Difference [Member] | Short-Term Borrowings [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total interest-bearing liabilities	(5)	26
Difference [Member] | Long-Term Borrowings [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total interest-bearing liabilities	6,191	12,788
Difference [Member] | FFELP Loans [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	(570)	(3,934)
Difference [Member] | Private Education Loans, Net [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	$ (853)	$ (2,322)